Land, Buildings and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Land, Buildings and Equipment
Land	$ 437,094	$ 417,463
Depreciable property:
Buildings and improvements	2,855,123	2,849,427
Furniture, fixtures and equipment	197,107	178,565
Undeveloped land and construction in progress	296,153	306,826
Real estate investment property, at cost	3,785,477	3,752,281
Accumulated depreciation	(804,964)	(731,894)
Real estate investment property, net, excluding held for sale	2,980,513	3,020,387
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	3,073,963	3,030,930
Colonial Properties Trust
Depreciable property:
Undeveloped land and construction in progress	296,153	306,826
Accumulated depreciation	(804,964)	(731,894)
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	3,073,963	3,030,930
Colonial Realty Limited Partnership
Depreciable property:
Undeveloped land and construction in progress	296,153	306,826
Accumulated depreciation	(804,962)	(731,880)
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	$ 3,073,963	$ 3,030,930